Barter Transactions (Details) $ in Thousands							12 Months Ended
	Jun. 26, 2018	Jun. 30, 2016 m²	May 31, 2016 m²	Nov. 05, 2014 ARS ($)	Dec. 04, 2013	Oct. 13, 2010	Jun. 30, 2019 ARS ($) m²
Barter Transactions (Textual)
Agreement, description						The transaction, which was subject to certain precedent conditions including the completion by TGLT of its initial public offering, was agreed upon at USD 18.8 million. TGLT constructed an apartment building with residential and commercial parking space. In consideration, TGLT had to transfer to IRSA Propiedades Comerciales S.A. (i) a number of apartments to be determined representing 17.33% of total square meters of residential space; (ii) a number of parking spaces to be determined representing 15.82% of total square meters of parking space; (iii) all spaces reserved for commercial parking in the future building and (iv) the amount of USD 10.7 million payable upon delivering the deeds of title on the land. TGLT completed its initial public offering in the Buenos Aires Stock Exchange on October 29, 2010 and therefore the precedent condition for the transaction was fulfilled on that date. TGLT paid the mentioned USD 10.7 million on November 5, 2010.	This agreement established an initial monthly fee of Ps. 200 (plus VAT) until December 31, 2025, and Ps. 250 (plus VAT) as of January 1, 2026, these values being adjustable every 2 years until the end of the term of the concession.
Barter transaction term, description	An extension of the barter transaction was signed, in which the buyer undertakes to deliver the public deed in a maximum period of 54 months for BUILDING "A" and 80 months for the BUILDING "B", both counting from November 5, 2014.				The delivery terms for committed units were extended for 11 months and on November 4, 2014 a new 11-month extension was signed.
Income from public deeds							$ 17,100
Compensation				$ 10
Non-Monetary compensation				$ 700
Barter transaction, description	In the same act, a delivery commitment was signed for a department unit with an approximate area of 57.5 sqm, located on the 4th floor, along with a 14 sqm garage located on the ground floor, both belonging to Building "B" as payment for the fines due from the failure of delivery of possession of the units of both buildings, until date of signature of extension of the barter transaction, which is equivalent to USD 291,600.	The project will be a residential development for a consideration of apartments covering an area of 3,621 square meters plus payment of USD 1 million. The consideration will be delivered no later than June 2021 for Tower I, and no later than September 2022 for Tower II. The value in the bill of sale was set at USD 7.5 million.	An Exchange Agreement was executed for a building of 13,500 square meters, subject to conditions for a term of one year, after which it may be formalized through a title conveyance deed. The project will be a mixed development, combining residential and office space, and the consideration will include apartments covering 2,160 square meters, parking space, and procedures to obtain permits, combinations and subdivisions of 3 plots of land. Delivery of the consideration will take place no later than May 2021 for Tower I and no later than July 2023 for Tower II. The Exchange Value was set at USD 4 million.
Air space owned | m²		3,621	13,500				23,000
Cordoba Shopping Project [Member]
Barter Transactions (Textual)
Air space owned | m²							17,300